Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 91.5%
California — 91.5%
$ 1,000,000 Abag Finance Authority for Nonprofit
Corps Odd fellows Home CA
Refunding Revenue Bonds, Series
A,
5.00%,
04/01/23
............ $ 1,101,720
635,000 Anaheim Housing & Public
Improvements Authority Pre-
refunding Revenue Bonds,
5.00%,
10/01/41
(a) .......... 655,472
250,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.00%,
04/01/38
(a) .......... 276,415
6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.00%,
04/01/43
(a) .......... 6,633,960
24,695,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.25%,
04/01/48
(a) .......... 27,437,627
100,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%,
04/01/22
............ 105,698
125,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%,
04/01/23
............ 138,001
6,000,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
2.00%,
04/01/53
(b) .......... 6,243,840
150,000 Cabrillo Community College District
Refunding GO,
5.00%,
08/01/23
(a) .......... 161,040
100,000 Cabrillo Community College District
Refunding GO,
5.00%,
08/01/24
(a) .......... 107,360
930,000 Cabrillo Community College District
Refunding GO,
5.00%,
08/01/27
(a) .......... 998,448
500,000 California Educational Facilities
Authority Advance Refunding
Revenue Bonds,
5.00%,
01/01/27
............ 609,305
Principal
Amount Value
California (continued)
$ 1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds,
5.00%,
10/01/23
............ $ 1,748,896
275,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%,
11/15/22
............ 299,093
1,000,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%,
11/01/23
............ 1,128,630
100,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%,
11/15/25
............ 122,863
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5.00%,
04/01/33
............ 2,268,139
125,000 California Infrastructure & Economic
Development Bank University &
College Improvements Revenue
Bonds,
5.00%,
05/15/23
............ 138,149
5,725,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%,
10/01/35
............ 7,387,654
150,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%,
10/01/22
............ 162,190
250,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%,
10/01/23
............ 282,272
100,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%,
10/01/23
............ 112,909
150,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%,
10/01/26
............ 189,627

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 California Municipal Finance
Authority Advance Refunding
Anaheim Water System Project
Revenue Bonds,{br}Series A,
5.00%,
10/01/24
............ $ 117,862
100,000 California Municipal Finance
Authority Advance Refunding
Revenue Bonds,
5.00%,
08/15/23
............ 111,892
160,000 California Municipal Finance
Authority Retirement Facilities
California Armenian Home
Project Revenue Bonds,
5.00%,
05/15/22
............ 169,069
100,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds,
5.00%,
04/01/23
............ 110,172
125,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds,
5.00%,
04/01/24
............ 143,288
645,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds,
4.00%,
07/01/23
............ 702,560
670,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds,
4.00%,
07/01/24
............ 752,799
4,770,000 California State Current Refunding
GO,
5.00%,
08/01/27
............ 5,659,223
250,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%,
11/01/23
............ 283,043
460,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%,
11/01/24
............ 542,087
100,000 California State Public Works
Board Correctional Facilities
Improvements, Series A,
5.00%,
11/01/25
............ 122,313
Principal
Amount Value
California (continued)
$ 150,000 California State Public Works Board
Public Improvements Revenue
Bonds, Series G,
5.00%,
11/01/22
............ $ 162,690
325,000 California State Public Works Board
Refunding Revenue Bonds, Series
F,
5.00%,
05/01/26
............ 389,844
100,000 California State Public Works Board,
Advance Refunding Revenue
Bonds,
5.00%,
11/01/26
............ 126,219
250,000 California State University & College
Improvements Current Refunding
Revenue Bonds, Series A,
5.00%,
11/01/23
............ 283,560
1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5.00%,
11/01/24
............ 2,108,674
1,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%,
11/01/24
(a) .......... 1,085,880
250,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%,
11/01/25
............ 295,125
120,000 California State University Current
Refunding Revenue Bonds, Series
C,
5.00%,
11/01/21
............ 124,438
150,000 California Statewide Communities
Development Authority,
5.00%,
08/15/23
............ 167,838
150,000 California Statewide Communities
Development Authority Advance
Refunding Revenue Bonds,
5.00%,
08/15/25
............ 180,908
745,000 California Statewide Communities
Development Authority Current
Refunding Revenue Bonds,
4.00%,
11/15/25
............ 871,322
100,000 California Statewide Communities
Development Authority Nursing
Homes Retirement Facilities
Revenue Bonds,
5.00%,
07/01/28
............ 129,963

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%,
05/01/34
............ $ 5,907,750
885,000 Chabot-Las Positas Community
College District Refunding GO,
5.00%,
08/01/25
............ 990,306
325,000 City & County of San Francisco CA
Public Improvements GO, Series
B,
5.00%,
06/15/22
............ 346,834
100,000 City & County of San Francisco CA
Refunding COP,
5.00%,
04/01/21
............ 100,793
150,000 City & County of San Francisco CA
Refunding COP,
5.00%,
04/01/23
............ 165,360
2,500,000 City & County of San Francisco CA
Refunding Public Improvements
COP,
5.00%,
04/01/23
............ 2,756,575
100,000 City of Los Angeles CA Wastewater
System Revenue Advance
Refunding Revenue Bonds,
Subseries A,
5.00%,
06/01/24
............ 115,918
2,550,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5.00%,
06/01/25
............ 2,835,371
1,800,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5.00%,
06/01/27
............ 1,997,424
1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/30
............ 1,344,660
1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/31
............ 1,366,950
1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/32
............ 1,358,020
1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/33
............ 1,349,130
Principal
Amount Value
California (continued)
$ 1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/34
............ $ 1,342,850
1,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5.00%,
05/15/46
............ 1,297,990
4,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%,
05/15/34
............ 5,316,280
7,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%,
05/15/40
............ 9,776,625
850,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series B,
5.00%,
05/15/31
............ 1,163,837
3,645,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%,
05/15/23
............ 4,050,579
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%,
05/15/24
............ 1,737,810
200,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%,
05/15/24
............ 231,708
100,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%,
05/15/25
............ 120,461
275,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%,
11/01/23
............ 311,671
150,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%,
11/01/24
............ 176,952
200,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%,
11/01/25
............ 245,156

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 City of Roseville CA Water Utility
Revenue Advance Refunding
COP,
5.00%,
12/01/23
............ $ 113,733
150,000 City of Sacramento CA Wastewater
Revenue Sewer Improvement
Revenue Bonds,
5.00%,
09/01/25
............ 183,260
165,000 City of Sacramento CA Wastewater
Revenue Sewer Improvement
Revenue Bonds,
5.00%,
09/01/26
............ 208,684
100,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Advance Refunding
Green Bond, Series D,
5.00%,
11/01/26
............ 126,609
1,900,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Advance Refunding
Revenue Bonds,
5.00%,
11/01/28
............ 2,268,429
550,000 Contra Costa Community College
District University & College
Improvements GO, Series B2,
5.00%,
08/01/27
............ 711,777
330,000 Contra Costa Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
4.00%,
03/01/23
............ 355,737
275,000 Contra Costa Water District
Refunding Revenue Bonds, Series
T,
5.00%,
10/01/25
............ 323,901
425,000 County of Marin CA Advance
Refunding Public Improvements,
5.00%,
11/01/26
............ 520,731
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5.00%,
07/01/23
............ 249,968
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5.00%,
07/01/26
............ 277,470
100,000 County of San Diego CA Refunding
COP, Series A,
5.00%,
10/15/25
............ 117,721
Principal
Amount Value
California (continued)
$ 100,000 Cucamonga Valley Water District
Financing Authority Current
Refunding Revenue Bonds,
5.00%,
09/01/24
............ $ 117,468
1,445,000 Desert Community College District
Refunding GO,
5.00%,
08/01/26
............ 1,822,781
200,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%,
06/01/22
............ 213,056
300,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%,
06/01/23
............ 334,020
225,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%,
06/01/24
............ 261,304
150,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%,
06/01/25
............ 181,433
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/36
............ 2,048,730
1,000,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/37
............ 1,361,300
805,000 Garden Grove Unified School District
School Improvements GO, Series
C,
5.00%,
08/01/30
(a) .......... 902,928
275,000 Gilroy School Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
4.00%,
08/01/42
(a) .......... 301,598
2,000,000 Los Angeles Community College
District/CA Advance Refunding
GO,
1.17%,
08/01/26
............ 2,045,900

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 200,000 Los Angeles Community College
District/CA Refunding GO,
Series A,
5.00%,
08/01/25
(a) .......... $ 233,822
1,100,000 Los Angeles Community College
District/CA Refunding GO,
Series A,
5.00%,
08/01/29
(a) .......... 1,286,021
1,000,000 Los Angeles Community College
District/CA University & College
Improvements GO, Series
2008-F,
5.00%,
08/01/24
(a) .......... 1,121,650
850,000 Los Angeles County Metropolitan
Transportation Authority  Transit
Improvements Revenue Bonds,
Senior Series B,
5.00%,
07/01/25
............ 949,790
3,000,000 Los Angeles County Metropolitan
Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%,
07/01/23
............ 3,354,540
100,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/23
............ 111,818
125,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/24
............ 145,752
120,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/25
............ 139,834
250,000 Los Angeles County Metropolitan
Transportation Authority Green
Bond, Series A,
5.00%,
07/01/22
............ 267,340
800,000 Los Angeles County Metropolitan
Transportation Authority Green
Bond, Series A,
5.00%,
07/01/23
............ 894,544
125,000 Los Angeles County Metropolitan
Transportation Authority
Refunding Revenue Bonds,
5.00%,
07/01/21
............ 127,550
Principal
Amount Value
California (continued)
$ 275,000 Los Angeles County Metropolitan
Transportation Authority,
Refunding Revenue Bonds,
5.00%,
07/01/24
............ $ 320,655
1,125,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/39
............ 1,510,132
250,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/23
............ 279,158
2,065,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/23
............ 2,256,487
150,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
01/01/22
............ 156,151
450,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
01/01/23
............ 489,969
600,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
01/01/24
............ 682,218
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
07/01/24
............ 5,818,950
330,000 Los Angeles Department of Water &
Power Power System Revenue
Electric Light & Power
Improvements, Series D,
5.00%,
07/01/21
............ 336,758
1,425,000 Los Angeles Department of Water &
Power Power System Revenue
Electric Light & Power
Improvements, Series D,
5.00%,
07/01/22
............ 1,524,265

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 Los Angeles Department of Water &
Power Power System Revenue
Electricity Light & Power
Improvements Revenue Bonds,
Series C,
5.00%,
07/01/22
............ $ 106,966
195,000 Los Angeles Department of Water &
Power Power System Revenue
Unrefunded Revenue Bonds,
Series A,
5.00%,
07/01/22
............ 198,978
200,000 Los Angeles Department of Water
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/27
............ 254,942
1,500,000 Los Angeles Department of Water
Current Refunding Revenue
Bonds, Series C,
5.00%,
07/01/34
............ 2,052,270
200,000 Los Angeles Department of Water
Water Utility Improvements
Current Refunding Revenue
Bonds, Series B,
5.00%,
07/01/28
............ 266,876
1,800,000 Los Rios Community College District
Refunding GO,
5.00%,
08/01/27
............ 1,927,998
175,000 Marin Community College District
Advance Refunding GO,
5.00%,
08/01/23
............ 196,338
275,000 Mount San Antonio Community
College District University &
College Improvements GO, Series
2018-A,
5.00%,
08/01/27
............ 357,527
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%,
08/01/28
............ 1,331,913
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%,
11/01/24
............ 2,300,060
325,000 Nevada County Finance Authority
Revenue Bonds,
4.00%,
10/01/22
............ 346,122
Principal
Amount Value
California (continued)
$ 450,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/22
............ $ 480,879
125,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/24
............ 145,241
210,000 Northern California Transmission
Agency California-Oregon Project
Advance Refunding Revenue
Bonds,
5.00%,
05/01/26
............ 257,851
160,000 Ohlone Community College District
Advance Refunding GO,
5.00%,
08/01/24
............ 187,317
100,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds,
5.00%,
02/01/26
............ 124,054
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%,
02/01/34
............ 3,476,790
150,000 Orange County Sanitation District
Current Refunding Revenue
Bonds, Series A,
5.00%,
02/01/27
............ 192,051
100,000 Orange County Water District
Advance Refunding Revenue
Bonds, Series A,
5.00%,
08/15/27
............ 128,284
475,000 Orange County Water District
Repayment Of Bank Loan
Revenue Bonds, Series C,
5.00%,
08/15/25
............ 579,818
100,000 Palomar Community College
District University & College
Improvements GO, Series
2006-D,
5.00%,
08/01/22
............ 107,345
200,000 Placer County Water Agency Current
Refunding COP,
5.00%,
07/01/22
............ 213,576

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 150,000 Regents of the University of California
Medical Center Pooled Revenue
Advance Refunding Revenue
Bonds, Series L,
5.00%,
05/15/23
............ $ 166,434
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%,
05/15/24
............ 1,322,441
1,320,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.00%,
05/15/24
(a) .......... 1,465,728
6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.25%,
05/15/27
(a) .......... 6,864,015
1,100,000 Rio Hondo Community College
District/CA Current Refunding
GO, Series B,
5.00%,
08/01/24
............ 1,287,803
675,000 Rio Hondo Community College
District/CA Current Refunding
GO, Series B,
5.00%,
08/01/25
............ 822,042
870,000 Riverside County Transportation
Commission Pre-refunding
Refunding Notes Highway
Improvements, Series A,
5.25%,
06/01/24
(a) .......... 974,052
200,000 Sacramento County Sanitation
Districts Financing Authority
Current Refunding Revenue
Bonds,
5.00%,
08/01/25
............ 243,368
3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Series A,
5.00%,
08/15/49
(b) .......... 3,312,480
5,250,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%,
08/15/49
(b) .......... 6,199,305
275,000 Saddleback Valley Unified School
District Refunding GO,
5.00%,
08/01/24
............ 308,531
Principal
Amount Value
California (continued)
$ 5,000,000 San Bernardino Community College
District Advance Refunding GO,
1.61%,
08/01/27
............ $ 5,157,250
1,000,000 San Diego Community College
District Advance Refunding GO,
5.00%,
08/01/28
............ 1,255,210
1,030,000 San Diego Community College
District Pre-refunded University
& College Improvements GO,
5.00%,
08/01/24
(a) .......... 1,055,400
100,000 San Diego County Regional
Transportation Commission Sales
& Use Tax Refunding Revenue
Bonds, Series A,
5.00%,
04/01/25
............ 115,246
7,800,000 San Diego County Water Authority
Advance Refunding Revenue
Bonds, Series A,
1.33%,
05/01/28
............ 7,940,790
120,000 San Diego County Water Authority
Financing Corp. Advance
Refunding Revenue Bonds,
5.00%,
05/01/22
............ 127,343
150,000 San Diego County Water Authority
Financing Corp. Advance
Refunding Revenue Bonds,
5.00%,
05/01/23
............ 166,410
300,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%,
08/01/25
............ 363,549
1,115,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%,
08/01/28
............ 1,391,286
300,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
5.00%,
08/01/23
............ 336,258
1,000,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Subseries A,
5.00%,
08/01/31
(a) .......... 1,072,820
175,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%,
10/15/22
............ 188,367

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 San Diego Regional Building
Authority County Operation
Centre Current Advance Revenue
Bonds, Series A,
5.00%,
10/15/23
............ $ 112,024
1,460,000 San Francisco Bay Area Rapid Transit
District Sales Tax Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/28
............ 1,748,102
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO,
5.00%,
08/01/24
............ 1,752,075
2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5.00%,
08/01/24
............ 2,920,125
1,045,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5.00%,
08/01/25
............ 1,268,975
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5.00%,
08/01/28
............ 2,004,735
1,100,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5.00%,
08/01/29
............ 1,508,001
500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%,
05/01/23
............ 554,700
3,810,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%,
05/01/26
............ 4,754,118
2,400,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds,
5.00%,
05/01/24
............ 2,776,968
Principal
Amount Value
California (continued)
$ 3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%,
05/01/29
............ $ 3,960,990
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%,
05/01/21
............ 3,034,740
1,095,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series D,
5.00%,
05/01/26
............ 1,107,844
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Revenue
Bonds, Series E,
5.00%,
05/01/40
............ 1,290,844
8,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Green Bond, Series C,
2.13%,
10/01/48
(b) .......... 8,312,640
200,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%,
03/01/23
............ 219,220
175,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%,
03/01/26
............ 214,412
100,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%,
03/01/27
............ 126,085
1,290,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%,
03/01/28
............ 1,411,982
1,165,000 San Joaquin County Transportation
Authority Refunding Revenue
Bonds, Series A,
5.50%,
03/01/41
(a) .......... 1,170,079
830,000 San Jose Evergreen Community
College District Advance
Refunding GO,
5.00%,
09/01/24
............ 974,661

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 785,000 San Mateo County Community
College District Refunding GO,
5.00%,
09/01/24
............ $ 845,728
100,000 San Mateo Joint Powers Financing
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%,
07/15/24
............ 116,221
100,000 San Mateo Joint Powers Financing
Authority Public Improvements
Capital Project Revenue Bonds,
Series A,
5.00%,
07/15/25
............ 120,685
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%,
09/01/27
(a) .......... 1,172,730
275,000 San Mateo Union High School District
Refunding GO, Series C,
5.00%,
09/01/24
............ 322,713
125,000 San Rafael Joint Powers Financing
Authority Green Bonds Public
Facilities,
5.00%,
06/01/23
............ 138,710
1,000,000 San Ramon Valley Unified
School District/CA School
Improvements GO,
5.00%,
08/01/24
............ 1,166,910
750,000 San Ramon Valley Unified
School District/CA School
Improvements GO,
5.00%,
08/01/25
............ 909,622
100,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%,
04/01/22
............ 105,722
125,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%,
04/01/26
............ 154,905
300,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%,
04/01/27
............ 383,076
250,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%,
07/01/22
............ 267,340
350,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%,
07/01/23
............ 390,999
Principal
Amount Value
California (continued)
$ 100,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%,
07/01/25
............ $ 116,416
245,000 Santa Clara Unified School District
School Improvements GO,
5.00%,
07/01/27
............ 307,784
175,000 Santa Clara Valley Water District
Current Refunding COP, Series
A,
5.00%,
02/01/23
............ 192,216
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%,
08/01/24
............ 1,727,772
100,000 Santa Clarita Community College
District University & College
Improvements GO,
5.00%,
08/01/26
............ 126,144
150,000 Santa Monica Public Financing
Authority Current Refunding
Revenue Bonds,
5.00%,
07/01/25
............ 182,091
100,000 Southern California Public Power
Authority Advance Refunding
Revenue Bonds, Series C,
5.00%,
07/01/25
............ 118,568
225,000 Southern California Public Power
Authority Electricity Light &
Power Improvements Mead-
Pheonix Project Revenue Bonds,
5.00%,
07/01/26
............ 276,399
100,000 State of California (Other Revenue
LOC) Advance Refunding GO,
5.00%,
09/01/22
............ 107,737
125,000 State of California Advance Refunding
GO,
5.00%,
11/01/23
............ 141,633
325,000 State of California Advance Refunding
GO,
5.00%,
09/01/25
............ 395,733
1,155,000 State of California Advance Refunding
GO,
5.00%,
08/01/26
............ 1,451,211
200,000 State of California Advance Refunding
GO,
5.00%,
09/01/26
............ 251,938
1,345,000 State of California Advance Refunding
GO, Series B,
5.00%,
09/01/23
............ 1,513,273

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,310,000 State of California Current Refunding
GO,
5.00%,
08/01/24
............ $ 3,867,503
2,000,000 State of California Current Refunding
GO,
5.00%,
10/01/25
............ 2,442,900
2,355,000 State of California Current Refunding
GO,
5.00%,
08/01/26
............ 2,958,963
125,000 State of California Current Refunding
GO,
5.00%,
02/01/22
............ 131,116
1,000,000 State of California Current Refunding
GO,
5.00%,
10/01/25
............ 1,176,210
6,065,000 State of California Current Refunding
GO,
5.00%,
10/01/26
............ 7,121,523
200,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%,
12/01/21
............ 208,202
1,000,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%,
12/01/25
............ 1,230,670
150,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%,
12/01/22
............ 163,467
100,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%,
12/01/24
............ 118,439
1,300,000 State of California Department of
Water Resources Power Supply
Revenue Advance Refunding
Revenue Bonds, Series O,
5.00%,
05/01/22
............ 1,379,716
100,000 State of California Department of
Water Resources Power Supply
Revenue Refunding Revenue
Bonds, Series N,
5.00%,
05/01/21
............ 101,229
Principal
Amount Value
California (continued)
$ 80,000 State of California Department of
Water Resources Pre-refunded
Water Utility Improvements
Refunding Revenue Bonds, Series
AQ,
4.00%,
12/01/30
(a) .......... $ 87,242
300,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AS,
5.00%,
12/01/25
............ 355,191
125,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AV,
5.00%,
12/01/27
............ 156,090
1,000,000 State of California Multi Utility
Improvements GO,
5.00%,
10/01/25
............ 1,221,450
1,500,000 State of California Refunding GO,
5.00%,
04/01/24
............ 1,729,200
5,740,000 State of California Water Utility
Improvements GO,
5.00%,
11/01/29
............ 7,843,366
550,000 Turlock Irrigation District Revenue
Bonds,
5.00%,
01/01/25
............ 651,651
3,000,000 University of California (College
and University Revenue LOC)
Refunding Revenue Bonds, Series
AJ,
4.60%,
05/15/31
............ 3,619,230
13,915,000 University of California (College
and University Revenue LOC)
Refunding Revenue Bonds, Series
AK,
5.00%,
05/15/48
(b) .......... 15,459,843
1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%,
05/15/24
............ 2,258,670
995,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%,
05/15/24
(a) .......... 1,103,634
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%,
05/15/26
(a) .......... 1,408,659

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,235,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%,
05/15/30
(a) .......... $ 3,588,197
1,000,000 University of California Current
Revenue Bonds, Series I,
5.00%,
05/15/23
............ 1,107,370
1,575,000 University of California Pre-refunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5.00%,
05/15/30
(a) .......... 1,673,532
200,000 University of California University &
College Improvements Refunding
Revenue Bonds, Series BB,
5.00%,
05/15/25
............ 240,162
100,000 University of California University &
College Improvements Revenue
Bonds, Series AM,
5.00%,
05/15/26
............ 115,319
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5.00%,
05/15/33
............ 3,413,550
7,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%,
05/15/30
............ 7,551,750
130,000 University of California Unrefunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5.00%,
05/15/23
............ 137,966
550,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
08/01/40
............ 705,523
1,000,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
4.00%,
08/01/45
............ 1,127,170
125,000 Ventura County Community College
District Advance Refunding GO,
5.00%,
08/01/24
............ 146,341
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.32%,
11/01/25
............ 1,678,492
Principal
Amount Value
California (continued)
$ 2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.54%,
11/01/26
............ $ 2,338,284
2,000,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.74%,
11/01/27
............ 2,049,280
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.96%,
11/01/28
............ 4,083,701
425,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5.00%,
11/01/24
............ 501,712
460,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5.00%,
11/01/26
............ 583,303
100,000 Walnut Energy Center Authority
Current Refunding Revenue
Bonds,
5.00%,
01/01/23
............ 109,306
250,000 West Valley-Mission Community
College District Current
Refunding GO, Series A,
5.00%,
08/01/27
............ 325,397
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/36
............ 1,493,041
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/37
............ 1,353,000
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/38
............ 1,344,740
1,300,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/39
............ 1,744,041

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/40
............ $ 1,468,269
100,000 William S Hart Union High School
District Advance Refunding GO,
5.00%,
08/01/24
............ 116,805
125,000 Yosemite Community College District
Current Refunding GO,
5.00%,
08/01/25
............ 150,794
Total Municipal Bonds
(Cost $350,773,981)
363,951,158
CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000 Stanford Health Care, Series 2020,
3.31%,
08/15/30
............ 2,267,204
Total Corporate Bonds
(Cost $2,000,000)
2,267,204
U.S. GOVERNMENT SECURITIES — 6.4%
U.S. Treasury Notes — 6.4%
24,000,000 2.00%,
02/15/25
................ 25,624,687
Total U.S. Government Securities
(Cost $24,365,916)
25,624,687
Shares
INVESTMENT COMPANY — 2.4%
9,507,246 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(c) ... 9,507,246
Total Investment Company
(Cost $9,507,246)
9,507,246
TOTAL INVESTMENTS — 100.9%
(Cost $386,647,143)
$ 401,350,295
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.9)%
(3,751,083)
NET ASSETS — 100.0%
$ 397,599,212
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.
(c) The rate shown represents the current yield as of January 31, 2021.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 91.5%
Other* ..................................... 8.5
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.